Investment Objectives and Goals - Hood River Emerging Markets Fund	Nov. 24, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Hood River Emerging Markets Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Hood River Emerging Markets Fund (the “Fund”) seeks long-term capital appreciation.